SCHEDULE OF STOCK OPTIONS FAIR VALUE ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Plan
Risk-free interest rates		2.42%	2.38%
Expected life in years		5 years	5 years
Expected volatility		73.10%	73.10%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value common stock		$ 1.00	$ 1.00